Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
Basic EPS is calculated by dividing net income by the weighted average number of our ordinary shares outstanding, which excludes 3,007,752, 3,426,810 and 3,030,724 shares of unvested restricted stock as of December 31, 2017, 2016 and 2015, respectively. For the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 509,677, 152,314 and 36,666 for the years ended December 31, 2017, 2016 and 2015, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Year Ended December 31,
	2017	2016	2015
Net income for the computation of basic EPS	$1,076,151	$1,046,630	$1,178,730
Weighted average ordinary shares outstanding—basic	161,059,552	185,514,370	203,850,828
Basic EPS	$6.68	$5.64	$5.78

	Year Ended December 31,
	2017	2016	2015
Net income for the computation of diluted EPS	$1,076,151	$1,046,630	$1,178,730
Weighted average ordinary shares outstanding—diluted	167,287,508	189,682,036	206,224,135
Diluted EPS	$6.43	$5.52	$5.72

The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2017, 2016 and 2015 were as follows:

	As of December 31,
	2017	2016	2015
	Number of ordinary shares
Ordinary shares issued	167,847,345	187,847,345	203,411,207
Treasury shares	(14,855,244)	(11,600,191)	(3,069,003)
Ordinary shares outstanding	152,992,101	176,247,154	200,342,204
Shares of unvested restricted stock	(3,007,752)	(3,426,810)	(3,030,724)
Ordinary shares outstanding, excluding shares of unvested restricted stock	149,984,349	172,820,344	197,311,480